PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

		September 30,	December 31,
	Estimated Life	2022	2021

Office equipment	5 years	$29,041	$28,181
Computer equipment	3 years	3,157	3,157
Accumulated depreciation		(8,431)	(3,292)
		$23,767	$28,046

Depreciation expense was $1,716 and $5,139 and $432 and $1,279 for the three and nine months ended September 30, 2022 and 2021, respectively, and is classified in general and administrative expenses in the unaudited condensed consolidated Statements of Operations.

NOTE 4 – EQUIPMENT

Equipment consisted of the following as of:

		December 31,	December 31,
	Estimated Life	2021	2020

Office equipment	5 years	$28,181	$1,787
Computer equipment	3 years	3,157	287
Accumulated depreciation		(3,292)	(346)
		$28,046	$1,728

Depreciation expense was $2,946 and $346 for the years ended December 31, 2021 and 2020, respectively, and is classified in general and administrative expenses in the Consolidated Statements of Operations.